Property, plant and equipment (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		$ 1,429,354		$ 1,532,710
Changes
Additions		266,144		161,800
Disposals		(6,643)		(226)
Depreciation expense		(211,251)		(227,160)
Impairment		(1,390)		(5,205)
Increase (decrease) in foreign currency translation difference		(277)		160
Reclassifications		0		(127)
Other increases (decreases)		(20,973)	[1]	(32,130)	[2]
Decreases for classification as held for sale	[3]	(141)		(468)
Total changes		25,469		(103,356)
Closing balance		1,454,823		1,429,354
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		24,900		32,702
Changes
Additions		0		0
Disposals		0		0
Depreciation expense		0		0
Impairment		0		0
Increase (decrease) in foreign currency translation difference		(64)		45
Reclassifications		0		0
Other increases (decreases)		0	[1]	(7,436)	[2]
Decreases for classification as held for sale	[3]	(141)		(411)
Total changes		(205)		(7,802)
Closing balance		24,695		24,900
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		230,319		237,585
Changes
Additions		28		189
Disposals		0		(1)
Depreciation expense		(29,829)		(33,306)
Impairment		(437)		0
Increase (decrease) in foreign currency translation difference		(93)		68
Reclassifications		38,852		23,274
Other increases (decreases)		(32)	[1]	2,567	[2]
Decreases for classification as held for sale	[3]	0		(57)
Total changes		8,489		(7,266)
Closing balance		238,808		230,319
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		24,862		26,417
Changes
Additions		833		541
Disposals		(74)		(1)
Depreciation expense		(7,415)		(6,759)
Impairment		0		0
Increase (decrease) in foreign currency translation difference		(4)		0
Reclassifications		9,847		8,293
Other increases (decreases)		126	[1]	(3,629)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		3,313		(1,555)
Closing balance		28,175		24,862
Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		3,257		3,355
Changes
Additions		0		0
Disposals		(43)		(9)
Depreciation expense		(880)		(730)
Impairment		0		0
Increase (decrease) in foreign currency translation difference		(2)		(1)
Reclassifications		529		664
Other increases (decreases)		31	[1]	(22)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		(365)		(98)
Closing balance		2,892		3,257
Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1,872		1,773
Changes
Additions		41		115
Disposals		0		0
Depreciation expense		(2,056)		(1,047)
Impairment		0		0
Increase (decrease) in foreign currency translation difference		(7)		0
Reclassifications		4,802		934
Other increases (decreases)		70	[1]	97	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		2,850		99
Closing balance		4,722		1,872
Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		487		3,642
Changes
Additions		15		42
Disposals		0		(20)
Depreciation expense		(271)		(357)
Impairment		0		0
Increase (decrease) in foreign currency translation difference		(3)		0
Reclassifications		251		103
Other increases (decreases)		34	[1]	(2,923)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		26		(3,155)
Closing balance		513		487
Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1,050		1,686
Changes
Additions		0		12
Disposals		0		0
Depreciation expense		(483)		(665)
Impairment		0		0
Increase (decrease) in foreign currency translation difference		0		0
Reclassifications		122		98
Other increases (decreases)		3	[1]	(81)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		(358)		(636)
Closing balance		692		1,050
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		16,237		24,643
Changes
Additions		0		0
Disposals		0
Disposals				1
Depreciation expense		(8,017)		(10,638)
Impairment		0		0
Increase (decrease) in foreign currency translation difference		0		0
Reclassifications		3,281		596
Other increases (decreases)		0	[1]	1,635	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		(4,736)		(8,406)
Closing balance		11,501		16,237
Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		3,401		366
Changes
Additions		489		899
Disposals		0		(32)
Depreciation expense		(1,374)		(909)
Impairment		0		0
Increase (decrease) in foreign currency translation difference		(12)		(13)
Reclassifications		2,190		76
Other increases (decreases)		286	[1]	3,014	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		1,579		3,035
Closing balance		4,980		3,401
Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		7,861		8,191
Changes
Additions		0		122
Disposals		0		0
Depreciation expense		(2,026)		(2,184)
Impairment		(12)		0
Increase (decrease) in foreign currency translation difference		0		0
Reclassifications		76		1,735
Other increases (decreases)		218	[1]	(3)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		(1,744)		(330)
Closing balance		6,117		7,861
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		165,054		170,710
Changes
Additions		263,290		149,133
Disposals		(6,582)		0
Depreciation expense		0		0
Impairment		0		0
Increase (decrease) in foreign currency translation difference		0		1
Reclassifications		(184,095)		(135,988)
Other increases (decreases)		(29,837)	[1]	(18,802)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		42,776		(5,656)
Closing balance		207,830		165,054
Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		950,054		1,021,640
Changes
Additions		1,448		10,747
Disposals				(164)
Disposals		56
Depreciation expense		(158,900)		(170,565)
Impairment		(941)		(5,205)
Increase (decrease) in foreign currency translation difference		(92)		60
Reclassifications		124,145		100,088
Other increases (decreases)		8,128	[1]	(6,547)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		(26,156)		(71,586)
Closing balance		923,898		950,054
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		4,225,199		4,140,841
Changes
Additions		266,144		161,800
Disposals		(16,158)		(45,539)
Increase (decrease) in foreign currency translation difference		(398)		269
Reclassifications		(1)		(191)
Other increases (decreases)		(24,608)	[1]	(31,514)	[2]
Decreases for classification as held for sale	[3]	(141)		(467)
Total changes		224,838		84,358
Closing balance		4,450,037		4,225,199
Gross carrying amount [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		24,900		32,702
Changes
Additions		0		0
Disposals		0		0
Increase (decrease) in foreign currency translation difference		(64)		45
Reclassifications		0		0
Other increases (decreases)		0	[1]	(7,436)	[2]
Decreases for classification as held for sale	[3]	(141)		(411)
Total changes		(205)		(7,802)
Closing balance		24,695		24,900
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		610,264		582,082
Changes
Additions		28		189
Disposals		(38)		(59)
Increase (decrease) in foreign currency translation difference		(134)		103
Reclassifications		38,746		23,336
Other increases (decreases)		(147)	[1]	4,669	[2]
Decreases for classification as held for sale	[3]	0		(56)
Total changes		38,455		28,182
Closing balance		648,719		610,264
Gross carrying amount [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		244,831		253,555
Changes
Additions		833		541
Disposals		(7,811)		(11,623)
Increase (decrease) in foreign currency translation difference		(8)		3
Reclassifications		10,330		8,255
Other increases (decreases)		(2,444)	[1]	(5,900)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		900		(8,724)
Closing balance		245,731		244,831
Gross carrying amount [member] | Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		11,195		10,819
Changes
Additions		0		0
Disposals		(51)		(321)
Increase (decrease) in foreign currency translation difference		(3)		1
Reclassifications		529		696
Other increases (decreases)		(2)	[1]	0	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		473		376
Closing balance		11,668		11,195
Gross carrying amount [member] | Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		19,498		18,259
Changes
Additions		41		115
Disposals		0		0
Increase (decrease) in foreign currency translation difference		(19)		0
Reclassifications		4,889		1,044
Other increases (decreases)		47	[1]	80	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		4,958		1,239
Closing balance		24,456		19,498
Gross carrying amount [member] | Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		11,105		17,731
Changes
Additions		15		42
Disposals		0		(23)
Increase (decrease) in foreign currency translation difference		(6)		0
Reclassifications		268		172
Other increases (decreases)		(5)	[1]	(6,817)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		272		(6,626)
Closing balance		11,377		11,105
Gross carrying amount [member] | Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		7,356		7,522
Changes
Additions		0		12
Disposals		0		0
Increase (decrease) in foreign currency translation difference		0		0
Reclassifications		150		123
Other increases (decreases)		(1)	[1]	(301)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		149		(166)
Closing balance		7,505		7,356
Gross carrying amount [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		129,028		158,514
Changes
Additions		0		0
Disposals		0		(30,082)
Increase (decrease) in foreign currency translation difference		0		0
Reclassifications		3,281		596
Other increases (decreases)		0	[1]	0	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		3,281		(29,486)
Closing balance		132,309		129,028
Gross carrying amount [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		27,038		20,316
Changes
Additions		489		899
Disposals		(10)		(57)
Increase (decrease) in foreign currency translation difference		(11)		(2)
Reclassifications		2,100		122
Other increases (decreases)		349	[1]	5,760	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		2,917		6,722
Closing balance		29,955		27,038
Gross carrying amount [member] | Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		36,643		34,812
Changes
Additions		0		122
Disposals		0		0
Increase (decrease) in foreign currency translation difference		0		0
Reclassifications		75		1,709
Other increases (decreases)		212	[1]	0	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		287		1,831
Closing balance		36,930		36,643
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		165,054		170,710
Changes
Additions		263,290		149,133
Disposals		(6,582)		0
Increase (decrease) in foreign currency translation difference		0		1
Reclassifications		(184,095)		(135,988)
Other increases (decreases)		(29,837)	[1]	(18,802)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		42,776		(5,656)
Closing balance		207,830		165,054
Gross carrying amount [member] | Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		2,938,287		2,833,819
Changes
Additions		1,448		10,747
Disposals		(1,666)		(3,374)
Increase (decrease) in foreign currency translation difference		(153)		118
Reclassifications		123,726		99,744
Other increases (decreases)		7,220	[1]	(2,767)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		130,575		104,468
Closing balance		3,068,862		2,938,287
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(2,795,845)		(2,608,131)
Changes
Disposals		9,515		45,313
Depreciation expense		(211,251)		(227,160)
Impairment		(1,390)		(5,205)
Increase (decrease) in foreign currency translation difference		121
Reclassifications		1		64
Other increases (decreases)		3,635	[1]	(616)	[2]
Decreases for classification as held for sale	[3]	0		(1)
Total changes		(199,369)		(187,714)
Closing balance		(2,995,214)		(2,795,845)
Accumulated depreciation and amortisation [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		0		0
Changes
Disposals		0		0
Depreciation expense		0		0
Impairment		0		0
Increase (decrease) in foreign currency translation difference		0		0
Reclassifications		0		0
Other increases (decreases)		0	[1]	0	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		0		0
Closing balance		0		0
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(379,945)		(344,497)
Changes
Disposals		38		58
Depreciation expense		(29,829)		(33,306)
Impairment		(437)		0
Increase (decrease) in foreign currency translation difference		41		0
Reclassifications		106		(62)
Other increases (decreases)		115	[1]	(2,102)	[2]
Decreases for classification as held for sale	[3]	0		(1)
Total changes		(29,966)		(35,448)
Closing balance		(409,911)		(379,945)
Accumulated depreciation and amortisation [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(219,969)		(227,138)
Changes
Disposals		7,737		11,622
Depreciation expense		(7,415)		(6,759)
Impairment		0		0
Increase (decrease) in foreign currency translation difference		4
Reclassifications		(483)		38
Other increases (decreases)		2,570	[1]	2,271	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		2,413		7,169
Closing balance		(217,556)		(219,969)
Accumulated depreciation and amortisation [member] | Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(7,938)		(7,464)
Changes
Disposals		8		312
Depreciation expense		(880)		(730)
Impairment		0		0
Increase (decrease) in foreign currency translation difference		1
Reclassifications		0		(32)
Other increases (decreases)		33	[1]	(22)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		(838)		(474)
Closing balance		(8,776)		(7,938)
Accumulated depreciation and amortisation [member] | Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(17,626)		(16,486)
Changes
Disposals		0		0
Depreciation expense		(2,056)		(1,047)
Impairment		0		0
Increase (decrease) in foreign currency translation difference		12
Reclassifications		(87)		(110)
Other increases (decreases)		23	[1]	17	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		(2,108)		(1,140)
Closing balance		(19,734)		(17,626)
Accumulated depreciation and amortisation [member] | Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(10,618)		(14,089)
Changes
Disposals		0		3
Depreciation expense		(271)		(357)
Impairment		0		0
Increase (decrease) in foreign currency translation difference		3
Reclassifications		(17)		(69)
Other increases (decreases)		39	[1]	3,894	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		(246)		3,471
Closing balance		(10,864)		(10,618)
Accumulated depreciation and amortisation [member] | Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(6,306)		(5,836)
Changes
Disposals		0		0
Depreciation expense		(483)		(665)
Impairment		0		0
Increase (decrease) in foreign currency translation difference		0
Reclassifications		(28)		(25)
Other increases (decreases)		4	[1]	220	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		(507)		(470)
Closing balance		(6,813)		(6,306)
Accumulated depreciation and amortisation [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(112,791)		(133,871)
Changes
Disposals		0		30,083
Depreciation expense		(8,017)		(10,638)
Impairment		0		0
Increase (decrease) in foreign currency translation difference		0
Reclassifications		0		0
Other increases (decreases)		0	[1]	1,635	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		(8,017)		21,080
Closing balance		(120,808)		(112,791)
Accumulated depreciation and amortisation [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(23,637)		(19,950)
Changes
Disposals		10		25
Depreciation expense		(1,374)		(909)
Impairment		0		0
Increase (decrease) in foreign currency translation difference		(1)
Reclassifications		90		(46)
Other increases (decreases)		(63)	[1]	(2,746)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		(1,338)		(3,687)
Closing balance		(24,975)		(23,637)
Accumulated depreciation and amortisation [member] | Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(28,782)		(26,621)
Changes
Disposals		0		0
Depreciation expense		(2,026)		(2,184)
Impairment		(12)		0
Increase (decrease) in foreign currency translation difference		0
Reclassifications		1		26
Other increases (decreases)		6	[1]	(3)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		(2,031)		(2,161)
Closing balance		(30,813)		(28,782)
Accumulated depreciation and amortisation [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		0		0
Changes
Disposals		0		0
Depreciation expense		0		0
Impairment		0		0
Increase (decrease) in foreign currency translation difference		0
Reclassifications		0		0
Other increases (decreases)		0	[1]	0	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		0		0
Closing balance		0		0
Accumulated depreciation and amortisation [member] | Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(1,988,233)		(1,812,179)
Changes
Disposals		1,722		3,210
Depreciation expense		(158,900)		(170,565)
Impairment		(941)		(5,205)
Increase (decrease) in foreign currency translation difference		61
Reclassifications		419		344
Other increases (decreases)		908	[1]	(3,780)	[2]
Decreases for classification as held for sale	[3]	0		0
Total changes		(156,731)		(176,054)
Closing balance		$ (2,144,964)		$ (1,988,233)

[1]	The net balance of other increases (decreases) corresponds to all those items that are reclassified to or from property, plant and equipment. They can have the following origin:1) work in progress which is expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate; 2) the variation representing the purchase and use of materials and spare parts; 3) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets; 4) software that is reclassified to Intangibles.
[2]	The net balance of other increases (decreases) corresponds to all those items that are reclassified to or from property, plant and equipment, They can have the following origin:1) work in progress which is expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate; 2) the variation representing the purchase and use of materials and spare parts; 3) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets; 4) assets for retirement obligations and 5) software that is reclassified to Intangibles.
[3]	Any property, plant and equipment (disposal group) that, at the closing date of the financial statements, is subject to a commitment for sale or where the sales process has been initiated and where the sale is expected to occur within twelve months of that date, is classified by the Company as non-current assets held for sale. These assets or disposal groups are valued at the lower of carrying amount or the estimated sales value less the costs to sell and stop being amortized from the moment they are classified as non-current assets held for sale.